KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111


Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of
Trustees
Green Century Funds:

In planning and performing our audits
of the financial statements of Green
Century Balanced Fund, Green Century
Equity Fund, and Green Century MSCI
International Index Fund, each a series
of Green Century Funds (the Funds) as
of and for the year ended July 31, 2023, in accordance with the standards of the Public Company Accounting Oversight
Board (United States), we considered
the Funds' internal control over
financial reporting, including controls
over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such
opinion.

Management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United
States). However, we noted no
deficiencies in the Funds' internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of July 31, 2023.

This report is intended solely for the
information and use of the
management and the Board of Trustees
of Green Century Balanced Fund, Green
Century Equity Fund, and Green
Century MSCI International Index Fund,
each a series of Green Century Funds
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.

/s/KPMG LLP
Boston, Massachusetts
September 15, 2023